Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ (131)	$ (827)	$ 649
Realized Foreign Exchange (Gain) Loss	(50)	423	205
Total	(181)	(404)	854
Long-term Borrowings [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	(194)	(800)	602
Other [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ 63	$ (27)	$ 47